Long-term Debt, Credit Facilities (FY) (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Jul. 29, 2021	Apr. 30, 2021	Sep. 04, 2020	Apr. 22, 2019	Aug. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 15, 2022	Feb. 14, 2022
Debt Instruments [Abstract]
Restricted cash						$ 0	$ 5,000
Debt issuance cost						300
Loss on extinguishment of debt						$ 0	(80)	$ 0
Truist Revolver [Member]
Debt Instruments [Abstract]
Long-term debt, term						1 year
Revolving line of credit agreement amount			$ 10,000	$ 27,000	$ 10,000
Line of credit maturity date				Apr. 20, 2020	Aug. 31, 2019	Sep. 03, 2021
Borrowings outstanding							0
Truist Revolver [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Term of variable rate						1 month
Basis spread on interest rate					1.30%
Truist Revolver [Member] | LIBOR [Member] | Minimum [Member]
Debt Instruments [Abstract]
Basis spread on interest rate			3.60%
Truist Revolver [Member] | LIBOR [Member] | Maximum [Member]
Debt Instruments [Abstract]
Basis spread on interest rate			4.35%
PNC Line of Credit [Member]
Debt Instruments [Abstract]
Revolving line of credit agreement amount		$ 5,000							$ 1,000	$ 10,000
Line of credit maturity date						Apr. 30, 2024
Proceeds from lines of credit						$ 0	0
Percentage of quarterly bank fees		1.65%
Percentage of unused line fee		0.20%
PNC Line of Credit [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Basis spread on interest rate		1.65%
PNC Line of Credit [Member] | Alternate Base Rate [Member]
Debt Instruments [Abstract]
Basis spread on interest rate		0.65%
PNC Line of Credit [Member] | Bloomberg Short-Term Bank Yield Index [Member]
Debt Instruments [Abstract]
Basis spread on interest rate	1.65%
Truist Term Loans [Member]
Debt Instruments [Abstract]
Long-term debt, term						7 years
Long-term debt, interest only term						2 years
Long-term debt, principal and interest payments term						5 years
PNC Loan Facility [Member]
Debt Instruments [Abstract]
Line of credit maturity date						Apr. 30, 2024
Proceeds from lines of credit	$ 16,300	$ 34,600
Line of credit facility, maximum borrowing capacity	$ 75,000	$ 65,000								$ 125,000
Percentage of borrowing base facility limit in first year		65.00%
Percentage of borrowing base facility limit in subsequent years		75.00%
Pledged collateral as restricted cash		$ 10,000
Pledged collateral as restricted cash to be released quarterly in increments		$ 2,500
Restricted cash							5,000
Debt issuance cost						$ 300	1,100
Loss on extinguishment of debt							(100)
Interest expense on long-term debt						$ 3,400	$ 1,400	$ 1,100
PNC Loan Facility [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Term of variable rate						1 month
PNC Loan Facility [Member] | Alternate Base Rate [Member]
Debt Instruments [Abstract]
Basis spread on interest rate		1.45%